Income Taxes - Schedule of Income Tax Reconciliation from Federal Income Tax Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Line Items]
Computed Expected Tax Expense, Amount	$ 16,988	$ 18,476	$ 24,842
Foreign Taxes, Amount	11,221	12,470	13,171
Tax Effect Different From Statutory Rates, Amount	(3,389)	(8,920)	(8,080)
State Taxes, net of Federal Benefit, Amount	3,117	4,099	4,757
Foreign Tax Credits, Amount	(3,043)	(1,484)	(1,867)
Change in Valuation Allowance, Amount	2,800	1,975	(1,662)
Uncertain Tax Positions, Amount	(1,125)	2,472	(6,642)
Permanent Differences, Amount	676	4,005	5,477
Prior Year Return to Provision Adjustments, Amount	(2,618)	(6,268)	4,057
Other, Amount	(551)	(1,217)	(174)
Unremitted Foreign Earnings-Current Year Adjustment, Amount	0	0	0
Total income tax expense	$ 24,076	$ 25,608	$ 33,879
Computed Expected Tax Expense, Percentage	35.00%	35.00%	35.00%
Foreign Taxes, Percentage	23.10%	23.60%	18.60%
Tax Effect Different From Statutory Rates, Percentage	(7.00%)	(16.90%)	(11.40%)
State Taxes, net of Federal Benefit, Percentage	6.40%	7.80%	6.70%
Foreign Tax Credits, Percentage	(6.30%)	(2.80%)	(2.60%)
Change in Valuation Allowance, Percentage	5.80%	3.70%	(2.30%)
Uncertain Tax Positions, percentage	(2.30%)	4.70%	(9.40%)
Permanent Differences, Percentage	1.40%	7.60%	7.70%
Prior Year Return to Provision Adjustments, Percentage	(5.40%)	(11.90%)	5.70%
Other, Percentage	(1.10%)	(2.30%)	(0.20%)
Unremitted Foreign Earnings-Current Year Adjustment, Percentage	0.00%	0.00%	0.00%
Actual Tax Expense, Percentage	49.60%	48.50%	47.80%